Rule 497(e)

Registration No. 333-14725

[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 18, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Municipal Trust
(Registration No. 333-14725 and 811-07873)

Ladies and Gentlemen:

On behalf of Nuveen Municipal Trust (the “Registrant”) and its series, Nuveen All-American Municipal Bond Fund, Nuveen Inflation Protected Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond Fund, Nuveen High Yield Municipal Bond Fund and Nuveen Short Duration High Yield Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format information that mirrors the information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on November 26, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures